CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Allowance for credit loss	$ 2,392	$ 3,011	$ 3,749	$ 3,666	$ 4,005	$ 3,977	$ 606
Common units : Par Value (in dollars per unit)	$ 0		$ 0			$ 0
Common units: Authorized (in units)	375,420,213		375,420,213			375,420,213
Common units: Issued (in units)	332,209,476		329,042,787			325,983,360
Common units: Outstanding (in units)	332,209,476		329,042,787			325,983,360
Series A Redeemable Common Equivalent Preferred Units [Member]
Redeemable Common Preferred Units, Par Value (in dollars per unit)	$ 0		$ 0			$ 0
Redeemable Common Preferred Units Authorized (in units)	222,150,000		222,150,000			222,150,000
Redeemable Common Preferred Units Issued (in units)	222,150,000		222,150,000			222,150,000
Redeemable Common Preferred Units Outstanding (in units)	222,150,000		222,150,000			222,150,000
Series B Redeemable Common Equivalent Preferred Units [Member]
Redeemable Common Preferred Units, Par Value (in dollars per unit)	$ 0		$ 0			$ 0
Redeemable Common Preferred Units Authorized (in units)	17,000,000		17,000,000			17,000,000
Redeemable Common Preferred Units Issued (in units)	17,000,000		17,000,000			17,000,000
Redeemable Common Preferred Units Outstanding (in units)	17,000,000		17,000,000			17,000,000